CREDIT FACILITIES (Details Narrative)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Feb. 21, 2025 SGD ($)	Feb. 19, 2025 USD ($)	Feb. 19, 2025 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)
DisclosureLineElements [Line Items]
Interest rates description	Interest rates applicable to the facilities are based on US$ Term Secured Overnight Finance Rate (SOFR) + 2.10% per annum or S$ Compounded Reference Rate + 2.10% per annum, depending on the currency of the drawdown.
Line of Credit Facility, Remaining Borrowing Capacity	$ 4,131,857	$ 5,323,072				$ 0	$ 0
Davis Commodities Pte. Ltd. [Member]
DisclosureLineElements [Line Items]
Aggregate trade financing facilities			$ 3,000,000	$ 2,233,000
Maxwill (Asia) Pte. Ltd. [Member]
DisclosureLineElements [Line Items]
Aggregate trade financing facilities				$ 3,722,000	$ 5,000,000